Summary of Significant Accounting Policies (Details) - Schedule of revenues from contracts with customers - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Commission on futures broking earned	$ 2,639,572	$ 2,432,281
Trading solution services fees	2,369,296	978,126
Other service revenues	56,778	295,528
Total major sources of revenues	5,065,646	3,705,935
Hong Kong Exchange [Member]
Segment Reporting Information [Line Items]
Commission on futures broking earned	449,699	607,030
Overseas Exchanges [Member]
Segment Reporting Information [Line Items]
Commission on futures broking earned	$ 2,189,873	$ 1,825,251